Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
2012	$15,800
2013	13,172
2014	12,059
2015	10,449
2016	10,201
2017 and thereafter	50,264

$111,945